Loan from Third Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loan from Third Parties [Abstract]
LOAN FROM THIRD PARTIES

NOTE 8. LOAN TO THIRD PARTIES

During the three months ended June 30, 2022, the Company made loans to 20 individual sales agents in the aggregate amount of $7,853,921 pursuant to the agreements with each of the sales agents. The loans were made to each of the sales agents for the purpose of market expansion, and all loans shall be repaid in full before December 31, 2022. These loans are unsecured and bear no interest.

NOTE 8. LOAN FROM THIRD PARTIES

As of December 31, 2021 and 2020, the Company had loan from third parties in the amount of $0 and $459,770, respectively. There was no agreement entered. The loans bear no interest, are unsecured and payable on demand.